Gains (Losses) Reclassified from Accumulated Other Comprehensive Income into Income (Effective Portion) (Detail) (Cash Flow Hedging, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	¥ 177	¥ (157)	¥ (408)
Foreign Currency Forward Contracts | Net Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	(102)	(2)	(1,186)
Foreign Currency Forward Contracts | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	259	(139)	769
Interest Rate Swaps | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	20	20	0
Interest Rate Swaps | Equity in Earnings (Losses) of Affiliates and Unconsolidated Subsidiaries
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)		(36)	9
Interest Rate Caps | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)			¥ 0